Other provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other provisions

29. Other provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee -related provisions £m	Other provisions £m	Total £m
At 1 January 2018	186	504	304	271	1,265
Exchange adjustments	13	17	9	5	44
Charge for the year	119	450	105	50	724
Reversed unused	(2)	(99)	(25)	(46)	(172)
Unwinding of discount	2	4	0	9	15
Utilised	(98)	(226)	(41)	(79)	(444)
Reclassifications and other movements	(1)	12	(2)	3	12
Transfer to Pension obligations	0	(21)	0	0	(21)

At 31 December 2018	219	641	350	213	1,423

To be settled within one year	156	362	145	69	732
To be settled after one year	63	279	205	144	691

At 31 December 2018	219	641	350	213	1,423

Legal and other disputes

The Group is involved in a substantial number of legal and other disputes, including notification of possible claims, as set out in Note 45 ‘Legal proceedings’. Provisions for legal and other disputes include amounts relating to product liability, anti-trust, government investigations, contract terminations, self insurance and environmental clean-up.

The charge for the year of £117 million (net of reversals and estimated insurance recoveries) primarily related to provisions for product liability cases, commercial disputes and various other government investigations.

The discount on the provisions increased by £2 million in 2018 (2017 – increased by £2 million). The discount was calculated using risk-adjusted projected cash flows and risk-free rates of return.

In respect of product liability claims related to certain products, there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. The ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations.

It is in the nature of the Group’s business that a number of these matters may be the subject of negotiation and litigation over many years. Litigation proceedings, including the various appeal procedures, often take many years to reach resolution, and out-of-court settlement discussions can also often be protracted. Indemnified disputes will recognise a provision charge and a corresponding receivable.

The Group is in potential settlement discussions in a number of the disputes for which amounts have been provided and, based on its current assessment of the progress of these disputes,

estimates that £156 million of the amount provided at 31 December 2018 will be settled within one year. At 31 December 2018, it was expected that £37 million (2017 – £nil) of the provision made for legal and other disputes will be reimbursed by third parties. For a discussion of legal issues, see Note 45, ‘Legal proceedings’.

Major restructuring programmes

The Group is undertaking two major restructuring programmes: the Combined restructuring and integration programme and the 2018 major restructuring programme. The programmes are focused primarily on simplifying supply chain processes, rationalising the Group’s manufacturing network and restructuring the Pharmaceuticals commercial operations.

Provisions for staff severance payments are made when management has made a formal decision to eliminate certain positions and this has been communicated to the groups of employees affected and appropriate consultation procedures completed, where appropriate. No provision is made for staff severance payments that are made immediately.

Pension augmentations arising from staff redundancies of £21 million (2017 – £18 million) have been charged during the year and then transferred to the pension obligations provision as shown in Note 28, ‘Pensions and other post-employment benefits’. Asset write-downs have been recognised as impairments of property, plant and equipment in Note 17, ‘Property, plant and equipment’. The majority of the amounts provided are expected to be utilised in the next two years.

Employee-related provisions

Employee related provisions include obligations for certain medical benefits to disabled employees and their spouses in the US. At 31 December 2018, the provision for these benefits amounted to £87 million (2017 – £108 million). Other employee benefits reflect a variety of provisions for severance costs, jubilee awards and other long-service benefits. Given the nature of these provisions, the amounts are likely to be settled over many years.

Other provisions

Included in other provisions are insurance provisions of £7 million (2017 – £6 million), onerous property lease provisions of £6 million (2017 – £38 million) and a number of other provisions including vehicle insurance and regulatory matters.